Fair value measurement and hierarchy (Details) - Volatility	Nov. 30, 2024	Dec. 13, 2023
Series A Convertible Preferred Shares
Fair value measurement and hierarchy
Percentage of fair value of derivative liability on volatility rate	85.00%	70.00%
Series B Convertible Preferred Shares
Fair value measurement and hierarchy
Percentage of fair value of derivative liability on volatility rate	90.00%
Derivatives
Fair value measurement and hierarchy
Percentage of fair value of derivative liability to determine remaining contractual life	83.00%
Percentage of reasonably possible increase in unobservable input liabilities	88.00%